CONSOLIDATED STATEMENTS OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST INCOME
Finance Charges		$ 236,651,728	$ 213,087,060	$ 200,577,584
Net Investment Income		7,457,734	6,882,483	7,353,236
Total Interest Income		244,109,462	219,969,543	207,930,820
INTEREST EXPENSE
Senior Debt		22,213,128	20,281,290	18,663,910
Subordinated Debt		977,093	922,083	849,174
Total interest expense		23,190,221	21,203,373	19,513,084
NET INTEREST INCOME		220,919,241	198,766,170	188,417,736
PROVISION FOR CREDIT LOSSES (Note 2)	[1]	42,183,163	56,689,484	59,695,888
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		178,736,078	142,076,686	128,721,848
NET INSURANCE INCOME
Premiums		53,231,581	49,780,940	49,355,186
Insurance Claims and Expense		(17,516,066)	(15,489,876)	(13,451,858)
Total Insurance Income		35,715,515	34,291,064	35,903,328
OTHER REVENUE		6,921,120	5,419,562	6,046,716
OPERATING EXPENSES
Personnel Expense		109,011,575	99,684,473	93,820,162
Occupancy Expense		17,382,787	17,568,423	18,167,252
Other Expense		49,173,951	45,257,347	41,556,893
Total Operating Expenses		175,568,313	162,510,243	153,544,307
INCOME BEFORE INCOME TAXES		45,804,400	19,277,069	17,127,585
Provision for Income Taxes	[2]	3,943,393	3,386,807	3,779,212
Net Income (Loss)		$ 41,861,007	$ 15,890,262	$ 13,348,373
BASIC EARNINGS PER SHARE		$ 246.24	$ 93.47	$ 78.52

[1]	Note 2
[2]	Note 12